Share-Based Payments - Narrative (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 R / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 R / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 R / shares	Dec. 31, 2023 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price on the JSE (in USD/ZAR per share) | (per share)	R 504.59	$ 28.22	R 278.95	$ 15.22	R 246.56	$ 13.33
Compensation costs related to awards not yet recognised | $		$ 63.0		$ 7.0		$ 11.1
Share based compensation recognition period (in years)		3 years
Number of shares available for share plan purposes (in shares)	6,265,652	6,265,652	6,265,652	6,265,652
Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unexercised options and shares (in percent)	0.40%	0.40%
Ordinary Shares | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of ordinary shares that can be issued (in shares)	41,076,635	41,076,635
Maximum number of shares that can be issued to an individual (in shares)	4,107,663	4,107,663
Gold Fields Ltd 2012 share plan | Performance Shares (PS)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options vested (in shares)	0	0